INCOME TAXES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income before taxes, as reported in the consolidated statements of operations	$ 9,300	$ 5,193	$ 4,602
Statutory tax rate	24.00%	25.00%	26.50%
Theoretical tax expenses on the above amount at the Israeli statutory tax rate	$ 2,232	$ 1,298	$ 1,219
Tax adjustment in respect of different tax rates in subsidiaries and changes in tax rates	31	118	21
Change in valuation allowance in respect of deferred taxes	(8,950)	0	0
Operating carryforward losses for which a valuation allowance was provided	3	197	17
Tax adjustment in respect of different tax rates due to approved enterprise	(567)	0	0
Realization of carryforward tax losses for which a valuation allowance was provided	(404)	40	(191)
Provision for uncertain tax position	127	0	0
Nondeductible expenses and other permanent differences	307	192	65
Total taxes on income	$ (7,221)	$ 1,845	$ 1,131